Average Annual Total Returns - Invesco SP 500 Minimum Variance ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P 500® Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Jul. 13, 2017	8.53%	12.60%	7.96%	11.72%	5.27%	9.71%	8.65%	12.82%	18.40%	15.36%